Summary of Significant Accounting Policies - Long Lived Assets and Deferred Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property Plant And Equipment [Line Items]
Annual growth factor management fees every second year	3.00%
Utilization rate of fleet	99.30%
Amortization of deferred drydock and special survey costs	$ 10,255,000	$ 11,714,000	$ 13,828,000
Amortization and write-off of deferred financing	7,863,000	8,242,000	7,880,000
Continuing operations
Property Plant And Equipment [Line Items]
Amortization of deferred drydock and special survey costs	10,255,000	11,067,000	13,828,000
Amortization and write-off of deferred financing	7,863,000	7,746,000	7,866,000
Vessels
Property Plant And Equipment [Line Items]
Scrap value of vessels per LWT	340
Capitalized interest costs	986,000	1,960,000	2,879,000
Two dry bulk vessels held and used
Property Plant And Equipment [Line Items]
Impairment loss	$ 52,820,000	84,584,000
Four dry bulk vessels held and used
Property Plant And Equipment [Line Items]
Impairment loss			$ 179,186,000
Ocean-going vessels | Minimum
Property Plant And Equipment [Line Items]
Period of review of special costs of assets	30 months
Ocean-going vessels | Maximum
Property Plant And Equipment [Line Items]
Period of review of special costs of assets	60 months
Pushboats and barges | Minimum
Property Plant And Equipment [Line Items]
Period of review of special costs of assets	72 months
Pushboats and barges | Maximum
Property Plant And Equipment [Line Items]
Period of review of special costs of assets	96 months
Chartered-in vessels
Property Plant And Equipment [Line Items]
Impairment loss	$ 1,361,000	$ 38,636,000